Submission	Oct. 01, 2025
Submission [Line Items]
Central Index Key	0000889971
Registrant Name	LIGHTPATH TECHNOLOGIES, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Issuer Name	LightPath Technologies, Inc.